Financial Assets at Amortized Cost - Additional Information (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial Assets [Line Items]
Current financial assets at amortised cost	£ 10,000,000	£ 20,001,000	£ 5,043,000
Interest received/receivable on employee loans	0
Fixed Interest Rate | Other than Trade Receivables
Disclosure of Financial Assets [Line Items]
Current financial assets at amortised cost	£ 10,000,000
Six-month Term Deposits | Other than Trade Receivables
Disclosure of Financial Assets [Line Items]
Current financial assets at amortised cost		£ 20,000,000	£ 5,000,000